Property, equipment, intangible assets and leases - Additional details (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about property, plant and equipment [abstract]
Long-term growth rate utilized in the impairment test of goodwill	3.60%
Average pre-tax discount rate applied to cash flow projections	14.50%	13.85%
Rent expense on lease liabilities	R$ 38,503	R$ 23,656